UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite 101
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
April 28, 2008

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                83
                                              -----------
Form 13F Information Table Value Total:       $   441,121
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 03/31/08





               TITLE           MARKET                      VOTING
               OF              VALUE  SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ -------- ------ ---- ---- ------ ----
Aglres		COM   001204106   809  23,575SH SOLE                  23,575
Alcoa Inc	COM   013817101 1,330  36,906SH SOLE                  36,906
Alliance Res. 	COM   01877R108   479  13,705SH SOLE                  13,705
Altria Group    COM   02209S103 1,871  84,286SH SOLE                  84,286
Atmos Energy	COM   049560105 1,395  54,730SH SOLE                  54,730
Bank of Amer.	COM   060505104 5,813 153,347SH SOLE                 153,347
Biovail Corp.	COM   09067J109   835  78,430SH SOLE                  78,430
Black & Decker	COM   091797100 1,823  27,591SH SOLE                  27,591
Boardwalk Pipe	COM   096627104   634  25,787SH SOLE                  25,787
Bristol Myers	COM   110122108   619  29,097SH SOLE                  29,097
Caterpillar 	COM   149123101 6,648  84,917SH SOLE                  84,917
Chevron Corp	COM   166764100 5,416  63,451SH SOLE                  63,451
Citigroup	COM   172967101 4,178 195,094SH SOLE                 195,094
ConocoPhillips  COM   20825C104 6,250  82,018SH SOLE                  82,018
Consol. Edison  COM   209115104	  477  12,040SH SOLE		      12,040
Deluxe Corp	COM   248019101 1,549  80,685SH SOLE                  80,685
Dow Chemical	COM   260543103 5,213 141,469SH SOLE                 141,469
DTE Energy	COM   233331107   673  17,316SH SOLE                  17,316
Eaglerock Ener	COM   26985R104 8,844 614,231SH SOLE                 614,231
Eastman Chem	COM   277432100 3,928  62,908SH SOLE                  62,908
Energy Transfer	COM   29273V100   468  15,000SH SOLE                  15,000
Enerplus Res Fd	COM   29250R106   434  10,000SH SOLE                  10,000
Enterra Energy	COM   29381P102   535 287,956SH SOLE                 287,956
Exxon Mobil	COM   30231G102 1,479  17,495SH SOLE                  17,495
Foot Locker	COM   344849104   778  66,110SH SOLE                  66,110
Fortune Brands	COM   349631101 1,350  19,429SH SOLE                  19,429
Freeport McMora	COM   35671D857 5,718  59,434SH SOLE                  59,434
Gannett Co	COM   364730101 1,648  56,731SH SOLE                  56,731
General Elec.	COM   369622477 2,354  63,630SH SOLE                  63,630
General Mills	COM   370334104 1,256  20,990SH SOLE                  20,990
Genuine Parts	COM   372460105   662  16,460SH SOLE                  16,460
Glaxosmithkline	COM   37733W105 2,085  49,160SH SOLE                  49,160
Harley Davidson	COM   412822108 1,695  45,220SH SOLE                  45,220
Hawaiian Elec	COM   419870100 4,306 180,397SH SOLE                 180,397
Hershey Co.	COM   427866108 4,990 132,480SH SOLE                 132,480
Home Depot Inc.	COM   437076102 5,332 190,660SH SOLE                 190,660
Johnson @ John	COM   478160104 2,625  40,478SH SOLE                  40,478
JPMorgan Chase	COM   46625H100 2,960  68,938SH SOLE                  68,938
KMP Energy Par. COM   494550106 1,048  19,166SH SOLE                  19,166
Kraft Foods Inc	COM   50075N104 4,935 159,150SH SOLE                 159,150
Limited Brands	COM   532716107 1,284  75,125SH SOLE                  75,125
Louisiana Pac.	COM   546347105 1,853 201,904SH SOLE                 201,904
Marathon Oil	COM   565849106 1,538  33,731SH SOLE                  33,731
Masco Corp	COM   574599106 4,001 201,776SH SOLE                 201,776
Merck & Co.	COM   589331107 3,091  81,473SH SOLE                  81,473
Motorola Inc.	COM   620076109 1,540 165,661SH SOLE                 165,661
Mylan Inc.	COM   628530107   852  73,500SH SOLE                  73,500
Nicor		COM   654086107 1,061  31,685SH SOLE                  31,685
Nucor		COM   670346105 1,562  23,060SH SOLE                  23,060
Nustar Energy	COM   67058H102   631  13,045SH SOLE                  13,045
Occidental Pet.	COM   674599105 225,918  3,087,585SH SOLE           3,087,585
Olin Corp	COM   680665205 3,011 152,382SH SOLE                 152,382
Paccar Inc	COM   693718108 4,678 103,976SH SOLE                 103,976
Penn West Ener.	COM   707885109   857  30,632SH SOLE                  30,632
PetroChina	COM   71646E100 1,559  12,445SH SOLE                  12,445
Pfizer		COM   717081103 5,693 272,040SH SOLE                 272,040
Philip Morris	COM   718172109 4,755  94,021SH SOLE                  94,021
Polaris Ind.	COM   731068102 3,156  76,975SH SOLE                  76,975
Portland Gen.	COM   736508847   496  22,000SH SOLE                  22,000
PPG Industries	COM   693506107 4,607  76,145SH SOLE                  76,145
Rayonier Inc.	COM   754907103 1,317  30,330SH SOLE                  30,330
Reynolds Amern	COM   761713106 1,124  19,055SH SOLE                  19,055
Scana Corp New	COM   80589M102 1,216  33,253SH SOLE                  33,253
Sunoco Inc.	COM   86764P109 1,014  19,343SH SOLE                  19,343
SuperValu	COM   868536103   876  29,229SH SOLE                  29,229
TATA Motors Ltd	COM   876568502 1,619 103,668SH SOLE                 103,668
T C Pipelines	COM   87233Q108   865  25,124SH SOLE                  25,124
Telecom Corp NZ	COM   879278208 4,977 334,709SH SOLE                 334,709
Tele. De Mex	COM   879403780 1,643  43,708SH SOLE                  43,708
Tyco Internat.	COM   G9143X208   573  13,015SH SOLE                  13,015
United Parcel	COM   911312106 2,135  29,248SH SOLE                  29,248
Universal Corp	COM   913456109 6,854 104,594SH SOLE                 104,594
US Bancorp	COM   902973304 1,256  38,840SH SOLE                  38,840
UST Inc.	COM   902911106 6,810 124,925SH SOLE                 124,925
Valero Energy	COM   91913Y100 3,522  71,728SH SOLE                  71,728
Verizon Comm	COM   92343V104 6,108 167,579SH SOLE                 167,579
Wachovia	COM   929903102 2,111  78,221SH SOLE                  78,221
Walmart	Stores	COM   931142103 1,705  32,375SH SOLE                  32,375
Weyerhaeuser Co	COM   962166104 4,488  69,007SH SOLE                  69,007
Whirlpool Corp	COM   963320106 5,340  61,542SH SOLE                  61,542
Wyeth		COM   983024100 2,614  62,605SH SOLE                  62,605



REPORT SUMMARY:    83        441,121